Deferred Income Tax Assets and Liabilities (Details) - Schedule of deferred income tax assets and liabilities - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Movement of deferred income tax assets [Member] | Provision of discounts and bonuses to customers [Member]
Deferred income tax assets
Beginning balance	S/ 2,457	S/ 2,032
Effect on profit or loss	(230)	425
Effect on OCI
Additions Leases
Additions quarry rehabilitation provision
Ending balance	2,227	2,457
Movement of deferred income tax assets [Member] | Provision for vacations [Member]
Deferred income tax assets
Beginning balance	1,570	1,729
Effect on profit or loss	335	(159)
Effect on OCI
Additions Leases
Additions quarry rehabilitation provision
Ending balance	1,905	1,570
Movement of deferred income tax assets [Member] | Effect of tax-loss carry forward [Member]
Deferred income tax assets
Beginning balance	9,270	2,614
Effect on profit or loss	(7,559)	6,656
Effect on OCI
Additions Leases
Additions quarry rehabilitation provision
Ending balance	1,711	9,270
Movement of deferred income tax assets [Member] | Allowance for expected credit losses for trade receivables [Member]
Deferred income tax assets
Beginning balance	1,457	832
Effect on profit or loss	76	625
Effect on OCI
Additions Leases
Additions quarry rehabilitation provision
Ending balance	1,533	1,457
Movement of deferred income tax assets [Member] | Allowance for expected credit losses for other receivables [Member]
Deferred income tax assets
Beginning balance	974	974
Effect on profit or loss
Effect on OCI
Additions Leases
Additions quarry rehabilitation provision
Ending balance	974	974
Movement of deferred income tax assets [Member] | Lease liabilities [member]
Deferred income tax assets
Beginning balance	892	14
Effect on profit or loss	(87)	(131)
Effect on OCI	14
Additions Leases		1,009
Additions quarry rehabilitation provision
Ending balance	819	892
Movement of deferred income tax assets [Member] | Legal claim contingency [Member]
Deferred income tax assets
Beginning balance	461
Effect on profit or loss		461
Effect on OCI
Additions Leases
Additions quarry rehabilitation provision
Ending balance	461	461
Movement of deferred income tax assets [Member] | Estimate for devaluation of spare parts and supplies [Member]
Deferred income tax assets
Beginning balance	431
Effect on profit or loss	1	431
Effect on OCI
Additions Leases
Additions quarry rehabilitation provision
Ending balance	432	431
Movement of deferred income tax assets [Member] | Effect of differences between book and tax bases of fixed assets and in the depreciation rates used for book purposes [Member]
Deferred income tax assets
Beginning balance	227	198
Effect on profit or loss	73	29
Effect on OCI
Additions Leases
Additions quarry rehabilitation provision
Ending balance	300	227
Movement of deferred income tax assets [Member] | Effect of differences between book and tax bases of inventories [Member]
Deferred income tax assets
Beginning balance	55	922
Effect on profit or loss		(867)
Effect on OCI
Additions Leases
Additions quarry rehabilitation provision
Ending balance	55	55
Movement of deferred income tax assets [Member] | Other [Member]
Deferred income tax assets
Beginning balance	63	375
Effect on profit or loss	555	(312)
Effect on OCI	(14)
Additions Leases
Additions quarry rehabilitation provision
Ending balance	604	63
Movement of deferred income tax assets [Member] | Total Deferred income tax assets [Member]
Deferred income tax assets
Beginning balance	17,857	9,690
Effect on profit or loss	(6,836)	7,158
Effect on OCI
Additions Leases		1,009
Additions quarry rehabilitation provision
Ending balance	11,021	17,857
Movement of deferred income tax assets [Member] | Effect of differences between book and tax bases of fixed assets and in the depreciation rates used for book purposes [Member]
Deferred income tax assets
Beginning balance	(1,430)	(2,259)
Effect on profit or loss	486	829
Effect on OCI
Additions Leases
Additions quarry rehabilitation provision
Ending balance	(944)	(1,430)
Movement of deferred income tax assets [Member] | Right-of-use assets [member]
Deferred income tax assets
Beginning balance	(809)	(17)
Effect on profit or loss	178	217
Effect on OCI	(17)
Additions Leases		(1,009)
Additions quarry rehabilitation provision
Ending balance	(648)	(809)
Movement of deferred income tax assets [Member] | Other [Member]
Deferred income tax assets
Beginning balance		5
Effect on profit or loss		(5)
Effect on OCI	17
Additions Leases
Additions quarry rehabilitation provision
Ending balance	17
Movement of deferred income tax assets [Member] | Total Deferred income tax liabilities [Member]
Deferred income tax assets
Beginning balance	(2,239)	(2,271)
Effect on profit or loss	664	1,041
Effect on OCI
Additions Leases		(1,009)
Additions quarry rehabilitation provision
Ending balance	(1,575)	(2,239)
Movement of deferred income tax assets [Member] | Total Deferred Income Tax Assets, Net [Member]
Deferred income tax assets
Beginning balance	15,618	7,419
Effect on profit or loss	(6,172)	8,199
Effect on OCI
Additions Leases
Additions quarry rehabilitation provision
Ending balance	9,446	15,618
Movement of deferred income tax liabilities [Member]
Deferred income tax assets
Effect on profit or loss	445	(2,225)
Effect on OCI	(5,557)	5,659
Movement of deferred income tax liabilities [Member] | Provision for vacations [Member]
Deferred income tax assets
Beginning balance	3,258	3,071
Effect on profit or loss	423	187
Effect on OCI
Additions Leases
Additions quarry rehabilitation provision
Ending balance	3,681	3,258
Movement of deferred income tax liabilities [Member] | Lease liabilities [member]
Deferred income tax assets
Beginning balance	450
Effect on profit or loss		450
Effect on OCI
Additions Leases
Additions quarry rehabilitation provision
Ending balance	450	450
Movement of deferred income tax liabilities [Member] | Legal claim contingency [Member]
Deferred income tax assets
Beginning balance	1,065
Effect on profit or loss	(135)	(140)
Effect on OCI
Additions Leases		1,205
Additions quarry rehabilitation provision
Ending balance	930	1,065
Movement of deferred income tax liabilities [Member] | Right-of-use assets [member]
Deferred income tax assets
Beginning balance	(963)
Effect on profit or loss	217	242
Effect on OCI
Additions Leases		(1,205)
Additions quarry rehabilitation provision
Ending balance	(746)	(963)
Movement of deferred income tax liabilities [Member] | Impairment on brine project assets Salmueras [Member]
Deferred income tax assets
Beginning balance	17,563	17,087
Effect on profit or loss	255	476
Effect on OCI
Additions Leases
Additions quarry rehabilitation provision
Ending balance	17,818	17,563
Movement of deferred income tax liabilities [Member] | Impairment of mining assets [Member]
Deferred income tax assets
Beginning balance	6,916	7,123
Effect on profit or loss	(212)	(207)
Effect on OCI
Additions Leases
Additions quarry rehabilitation provision
Ending balance	6,704	6,916
Movement of deferred income tax liabilities [Member] | Long-term incentive plan [Member]
Deferred income tax assets
Beginning balance	3,566	2,511
Effect on profit or loss	3,075	1,055
Effect on OCI
Additions Leases
Additions quarry rehabilitation provision
Ending balance	6,641	3,566
Movement of deferred income tax liabilities [Member] | Financial instruments designated at fair value through OCI [Member]
Deferred income tax assets
Beginning balance	6,051	879
Effect on profit or loss
Effect on OCI	589	5,172
Additions Leases
Additions quarry rehabilitation provision
Ending balance	6,640	6,051
Movement of deferred income tax liabilities [Member] | Provision for spare parts and supplies obsolescence [Member]
Deferred income tax assets
Beginning balance	5,381	4,963
Effect on profit or loss	327	418
Effect on OCI
Additions Leases
Additions quarry rehabilitation provision
Ending balance	5,708	5,381
Movement of deferred income tax liabilities [Member] | Quarry rehabilitation provision [Member]
Deferred income tax assets
Beginning balance	2,781	539
Effect on profit or loss	(55)	(52)
Effect on OCI
Additions Leases
Additions quarry rehabilitation provision		2,294
Ending balance	2,726	2,781
Movement of deferred income tax liabilities [Member] | Allowance for expected credit losses for trade receivables [Member]
Deferred income tax assets
Beginning balance	101	101
Effect on profit or loss	534
Effect on OCI
Additions Leases
Additions quarry rehabilitation provision
Ending balance	635	101
Movement of deferred income tax liabilities [Member] | Other [Member]
Deferred income tax assets
Beginning balance	275	349
Effect on profit or loss	53	(74)
Effect on OCI
Additions Leases
Additions quarry rehabilitation provision
Ending balance	328	275
Movement of deferred income tax liabilities [Member] | Total Deferred income tax assets [Member]
Deferred income tax assets
Beginning balance	47,407	36,623
Effect on profit or loss	4,265	2,113
Effect on OCI	589	5,172
Additions Leases		1,205
Additions quarry rehabilitation provision		2,294
Ending balance	52,261	47,407
Movement of deferred income tax liabilities [Member] | Effect of differences between book and tax bases of fixed assets and in the depreciation rates used for book purposes [Member]
Deferred income tax assets
Beginning balance	(192,544)	(177,448)
Effect on profit or loss	2,366	(12,802)
Effect on OCI
Additions Leases
Additions quarry rehabilitation provision		(2,294)
Ending balance	(190,178)	(192,544)
Movement of deferred income tax liabilities [Member] | Net gain on cash flow hedge [Member]
Deferred income tax assets
Beginning balance	(2,952)	(3,219)
Effect on profit or loss	1,684	(220)
Effect on OCI	(6,146)	487
Additions Leases
Additions quarry rehabilitation provision
Ending balance	(7,414)	(2,952)
Movement of deferred income tax liabilities [Member] | Effect of costs of issuance of senior notes [Member]
Deferred income tax assets
Beginning balance	(770)	(1,010)
Effect on profit or loss	(1,915)	240
Effect on OCI
Additions Leases
Additions quarry rehabilitation provision
Ending balance	(2,685)	(770)
Movement of deferred income tax liabilities [Member] | Other [Member]
Deferred income tax assets
Beginning balance	(42)	(45)
Effect on profit or loss		3
Effect on OCI
Additions Leases
Additions quarry rehabilitation provision
Ending balance	(42)	(42)
Movement of deferred income tax liabilities [Member] | Total Deferred income tax liabilities [Member]
Deferred income tax assets
Beginning balance	(197,271)	(181,722)
Effect on profit or loss	2,352	(12,537)
Effect on OCI	(6,146)	487
Additions Leases		(1,205)
Additions quarry rehabilitation provision		(2,294)
Ending balance	(201,065)	(197,271)
Movement of deferred income tax liabilities [Member] | Total deferred income tax liabilities, net [Member]
Deferred income tax assets
Beginning balance	(149,864)	(145,099)
Effect on profit or loss	6,617	(10,424)
Effect on OCI	(5,557)	5,659
Additions Leases
Additions quarry rehabilitation provision
Ending balance	S/ (148,804)	S/ (149,864)